Commitments and Contingencies - Additional Information (Detail) $ in Millions		1 Months Ended
	Jul. 23, 2015 USD ($)	Jan. 31, 2015 Drilling_Units	Jun. 30, 2018 USD ($) Rigs Contract	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Number of new building contracts | Contract			8
Purchase commitments			$ 1,683	$ 1,700
Number of new building contracts for jack up rigs | Rigs			8
Rosneft Transaction [Member]
Long-term Purchase Commitment [Line Items]
Loss contingency, estimated backlog of transaction	$ 4,100
Patent Infringement [Member]
Long-term Purchase Commitment [Line Items]
Number of drilling rigs | Drilling_Units		1